Note 9 Financial assets and liabilities held for trading (Details) - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of financial assets held for trading [Line Items]
Derivative financial assets held for trading	€ 38,807	€ 32,551
Equity instruments held at fair value through profit or loss, classified as held for trading	12,181	9,901
Debt instruments held for trading	36,343	30,846
Loans and advances at fair value through profit or loss, classified as held for trading	67,363	49,887
Loans and advances to central banks held for trading	1,074	620
Loans and advances to banks held for trading	31,774	17,985
Loans and advances to customers held for trading assets	34,515	31,282
Current financial assets at fair value through profit or loss, classified as held for trading	154,695	123,185
Derivative financial liabilities held for trading	36,160	30,345
Short positions held for trading	13,751	13,100
Deposits at fair value through profit or loss that meet definition of held for trading	69,478	48,472
Deposits from central banks held for trading	5,947	3,653
Deposits from credit institutions held for trading	21,683	18,138
Customer deposits held for trading	41,848	26,681
Current financial liabilities at fair value through profit or loss, classified as held for trading	119,389	91,917
Reverse repurchase agreements [Member]
Disclosure of financial assets held for trading [Line Items]
Loans and advances to central banks held for trading	1,074	620
Loans and advances to banks held for trading	31,633	17,954
Loans and advances to customers held for trading assets	31,307	28,639
Repurchase agreement [Member]
Disclosure of financial assets held for trading [Line Items]
Deposits from central banks held for trading	5,947	3,653
Deposits from credit institutions held for trading	21,093	17,652
Customer deposits held for trading	41,792	26,600
Issued by central banks [Member]
Disclosure of financial assets held for trading [Line Items]
Debt instruments held for trading	593	584
Issued by public administrations [Member]
Disclosure of financial assets held for trading [Line Items]
Debt instruments held for trading	31,789	27,222
Issued by financial institutions [Member]
Disclosure of financial assets held for trading [Line Items]
Debt instruments held for trading	1,940	1,411
Other debt instruments [Member]
Disclosure of financial assets held for trading [Line Items]
Debt instruments held for trading	€ 2,021	€ 1,628